Investments in joint ventures	12 Months Ended
Dec. 31, 2017
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Investments in joint ventures
14	Investments in joint ventures

The Company entered into an agreement to form two joint ventures, accounting for 50% of the economic benefits of the companies. They are:

(i)	Raízen Combustíveis which owns a network of, more than 6,027 fuel service stations throughout Brazil, 67 distribution terminals and 64 airports terminals for supplying aviation fuel; and

(ii)	Raízen Energia, which produces and sells sugar, and ethanol and renders electric energy cogeneration services, the latter mainly from sugar cane bagasse. Raízen Energia is responsible for the production of, approximately, 2 billion liters of ethanol per year to supply the domestic and foreign market, 4.2 million tons of sugar and 940 MW of installed capacity of electricity. Raízen Energia cultivates harvests and processes sugar cane—the main raw material used in the production of sugar and ethanol.

Cosan has joint control over Raízen Combustíveis and Raízen Energia by virtue of its 50% share in the equity of both companies and the requirement for unanimous consent by all shareholders over decisions related to the significant activities. The investments have been classified as joint ventures under IFRS 11 and therefore the equity method of accounting is used for all periods presented in these consolidated financial statements.

Changes to investments in joint ventures were as follows:

	Raízen Combustíveis S.A.	Raízen Energia S.A.	Total

Shares issued by the joint venture	3,303,168,484	5,902,595,634
Shares held by Cosan	1,651,584,242	2,951,297,817
Cosan ownership interest	50%	50%

January 1, 2016	3,204,834	5,032,356	8,237,190
Interest in earnings of joint ventures	737,599	832,533	1,570,132
Other comprehensive income	22,949	35,467	58,416
Interest on capital	(58,500)	(100,000)	(158,500)
Dividends	(716,060)	(484,783)	(1,200,843)

December 31, 2016	3,190,822	5,315,573	8,506,395

Interest in earnings of joint ventures	694,015	291,075	985,090
Other comprehensive income	(5,349)	209,412	204,063
Interest on capital	(42,000)	—	(42,000)
Dividends	(651,500)	(554,249)	(1,205,749)

December 31, 2017	3,185,988	5,261,811	8,447,799

The statement of financial position and statement of profit or loss of the joint ventures are disclosed in Note 5, Segments.

Pursuant to the terms of the Raízen Joint Venture—Framework Agreement, Cosan is responsible for certain legal proceedings that existed prior to the formation of Raízen, net of judicial deposits as of April 1, 2011, as well as tax installments under the REFIS (tax amnesty and refinancing program), recorded in “Other taxes payable.” Additionally, Cosan granted access to Raízen a credit line (stand-by facility) in the amount of U.S.$ 350,000 thousand, which was unused at December 31, 2017.